Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 389,348	$ 1,223,803	$ 165,129
Accounts receivable	72,128	161,073	108,714
Other receivable	78,469	85,473	42,109
Inventory	178,886	227,023	105,073
Due from related parties	113,748	117,899	76,591
Prepaid expenses	216,884	170,769	144,347
Assets of discontinued operations	89,758	44,335
TOTAL CURRENT ASSETS	1,139,221	2,030,375	641,963
Property and equipment, net	2,226,937	2,316,146	1,505,059
Goodwill	396,487	396,487	396,487
Intangible assets, net	629,699	559,832	325,084
Investments at fair value	33,185	56,949	318,353
Other investments	2,102,668	2,116,915	1,582,148
Deposits and other assets	165,613	169,727	29,605
TOTAL ASSETS	6,693,810	7,646,431	4,798,699
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	234,121	236,110	1,171,855
Convertible notes payable		0	1,625,000
Accounts payable and accrued expenses	1,069,821	1,108,305	478,005
Other current liabilities	235,902	361,586	330,607
Current maturities of capital leases payable	32,815	27,965	41,590
Deferred rent	15,437	10,825	43,225
Due to related parties	13,733	13,733	30,204
Liabilities of discontinued operations	21,234	14,328
TOTAL CURRENT LIABILITIES	1,623,063	1,772,852	3,720,486
Capital leases payable, less current maturities	44,268	60,518	85,853
Deferred rent	99,275	98,448	7,162
Other liabilities	121,857	186,060	263,321
Long-term debt, less current maturities		0	236,109
TOTAL LIABILITIES	1,888,463	2,117,878	4,312,931
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock, Value	370	370	151
Additional paid in capital	14,947,639	14,898,423	6,459,656
Other comprehensive loss	(191,989)	(181,741)	50,650
Accumulated deficit	(9,996,540)	(9,258,697)	(6,092,132)
Less treasury stock, 256,615 shares at December 31, 2011		0	(526,420)
Non-controlling interest	45,867	70,198	593,863
TOTAL STOCKHOLDERS' EQUITY	4,805,347	5,528,553	485,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,693,810	$ 7,646,431	$ 4,798,699